Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8711

Email: Sam.Goldstein@lfg.com

VIA EDGAR

May 16, 2024

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	Funds:	LVIP Wellington Capital Growth Fund
LVIP American Century Ultra Fund
(each a “Fund”)

Dear Mr. Zapata:

Attached for filing via EDGAR is the Registration Statement on Form N-14 for the above-referenced Registrant for each Fund.

The preliminary N-14 is being filed pursuant to Rule 488(a) under the Securities Act of 1933, in order to solicit proxies to approve the reorganization of the Funds as follows:

Acquired Fund	Acquiring Fund
LVIP Wellington Capital Growth Fund	LVIP American Century Ultra Fund

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Chief Counsel—Funds Management

cc: Ronald A. Holinsky, Chief Counsel